------------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 1/31

Date of Reporting Period: 4/30

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
=======================================================================================================

  Shares
   (000)                                                                                     Value*
=======================================================================================================
              COMMON STOCK--73.8%
              AEROSPACE/DEFENSE--0.7%
       270    Northrop Grumman Corp.                                                     $   14,812,284
                                                                                         --------------

              AGRICULTURE--6.0%
     1,125    Altria Group, Inc.                                                             73,113,750
       721    Reynolds American, Inc.                                                        56,216,370
                                                                                         --------------
                                                                                            129,330,120
                                                                                         --------------
              APPAREL--0.8%
       300    VF Corp.                                                                       16,977,000
                                                                                         --------------

              BANKING--6.6%
       410    Bank of America Corp.                                                          18,466,400
     1,783    Keycorp                                                                        59,124,280
     1,919    Regions Financial Corp.                                                        64,267,310
                                                                                         --------------
                                                                                            141,857,990
                                                                                         --------------
              CHEMICALS--1.9%
       900    The Dow Chemical Co.                                                           41,337,000
                                                                                         --------------

              COMMERCIAL SERVICES--3.0%
     1,630    Deluxe Corp.                                                                   65,085,900
                                                                                         --------------

              COMPUTERS--1.4%
       711    Hewlett-Packard Co.                                                            14,554,170
       828    Seagate Technology, Inc.                                                       14,552,724
                                                                                         --------------
                                                                                             29,106,894
                                                                                         --------------
              DIVERSIFIED FINANCIAL SERVICES--1.8%
       392    JP Morgan Chase & Co.                                                          13,912,080
       615    MBNA Corp.                                                                     12,144,275
       244    Morgan Stanley Dean Witter & Co.                                               12,839,280
                                                                                         --------------
                                                                                             38,895,635
                                                                                         --------------
              ELECTRIC--5.6%
       793    DTE Energy Co.                                                                 36,419,970
     2,000    Progress Energy, Inc.                                                          83,980,000
                                                                                         --------------
                                                                                            120,399,970
                                                                                         --------------
              FOOD--4.0%
     1,950    Albertson's, Inc.                                                              38,590,500
     1,800    ConAgra Foods, Inc.                                                            48,150,000
                                                                                         --------------
                                                                                             86,740,500
                                                                                         --------------
              GAS--3.3%
     1,486    KeySpan Corp.                                                                  56,363,980
       361    Sempra Energy                                                                  14,577,180
                                                                                         --------------
                                                                                             70,941,160
                                                                                         --------------
              HAND/MACHINE TOOLS--0.6%
       307    The Stanley Works                                                              13,210,210
                                                                                         --------------

              HOME FURNISHINGS--1.3%
       456    Whirlpool Corp.                                                                28,299,360
                                                                                         --------------

              HOUSEHOLD PRODUCTS--0.6%
       212    Kimberly-Clark Corp.                                                           13,239,400
                                                                                         --------------

              INSURANCE--2.3%
       450    Jefferson-Pilot Corp.                                                          22,594,500
       307    Lincoln National Corp.                                                         13,805,790
       382    St. Paul Travelers Cos., Inc.                                                  13,675,600
                                                                                         --------------
                                                                                             50,075,890
                                                                                         --------------
              METALS & MINING--1.8%
     1,100    Freeport-McMoRan Copper & Gold, Inc.                                           38,126,000
                                                                                         --------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
=======================================================================================================

  Shares
   (000)                                                                                     Value*
=======================================================================================================
              OIL & GAS--9.8%
       630    Chevron Corp.                                                              $   32,760,000
       265    ConocoPhillips                                                                 27,785,250
       626    Marathon Oil Corp.                                                             29,152,820
       201    Occidental Petroleum Corp.                                                     13,869,000
       770    PetroChina Co. Ltd. ADR                                                        45,976,700
     1,480    Petroleo Brasileiro SA ADR                                                     62,048,014
                                                                                         --------------
                                                                                            211,591,784
                                                                                         --------------
              PHARMACEUTICALS--9.2%
     1,700    GlaxoSmithKline PLC ADR                                                        85,935,000
     2,335    Merck & Co., Inc.                                                              79,156,500
     1,200    Pfizer Inc.                                                                    32,604,000
                                                                                         --------------
                                                                                            197,695,500
                                                                                         --------------
              REAL ESTATE INVESTMENT TRUSTS--3.2%
       488    Boston Properties, Inc.                                                        32,437,360
     1,215    Duke Realty Corp.                                                              37,179,000
                                                                                         --------------
                                                                                             69,616,360
                                                                                         --------------
              RETAIL--1.3%
       615    Limited Brands, Inc.                                                           13,339,350
       414    The May Department Stores Co.                                                  14,523,120
                                                                                         --------------
                                                                                             27,862,470
                                                                                         --------------
              SAVINGS & LOANS--3.1%
     1,600    Washington Mutual, Inc.                                                        66,112,000
                                                                                         --------------

              TELECOMMUNICATIONS--5.5%
       244    Alltel Corp.                                                                   13,898,240
     1,518    AT&T Corp.                                                                     29,039,340
     2,080    Verizon Communications Inc.                                                    74,464,000
                                                                                         --------------
                                                                                            117,401,580
                                                                                         --------------
              Total Common Stock (cost-$1,633,337,060)                                    1,588,715,007
                                                                                         --------------
-------------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS & NOTES--12.2%
-------------------------------------------------------------------------------------------------------
 Principal
   Amount                                                             Credit Rating
   (000)                                                              (Moody's/S&P)
--------------                                                       ---------------
              AEROSPACE/DEFENSE--0.4%
$    6,500    GenCorp, Inc., 4.00%. 1/16/24                               Caa2/B              8,701,875
                                                                                         --------------

              AIRLINES--0.3%
     7,500    Continental Airlines, Inc., 4.50%, 2/1/07                  Caa2/CCC+            5,858,071
                                                                                         --------------

              AUTO PARTS & EQUIPMENT--0.3%
     6,325    The Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)(b)        B3/B-              7,281,656
                                                                                         --------------

              CHEMICALS--0.3%
     3,000    Millennium Chemicals, Inc., 4.00%, 11/15/23                 B1/BB-              6,030,000
                                                                                         --------------

              COMMERCIAL SERVICES--1.0%
     5,000    Bowne & Co., Inc., 5.00%, 10/1/33                            B2/B-              5,293,750
     7,500    Memberworks, Inc., 5.50%, 10/1/10                            NR/B-              7,453,125
     9,000    World Color Press, Inc., 6.00%, 10/1/07                     Ba1/BB+             9,258,750
                                                                                         --------------
                                                                                             22,005,625
                                                                                         --------------
              COMPUTERS--0.4%
     9,000    Maxtor Corp., 6.80%, 4/30/10                                 B2/NR              8,471,250
                                                                                         --------------

              DIVERSIFIED FINANCIAL SERVICES--0.4%
     9,500    E*Trade Financial Corp., 6.00%, 2/1/07                       NR/B-              9,559,375
                                                                                         --------------

              ELECTRIC--0.5%
     3,500    PG&E Corp., 9.50%, 6/30/10                                   NR/NR              9,646,875
                                                                                         --------------

              ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
     5,750    Artesyn Technologies, Inc., 5.50%, 8/15/10                   NR/NR              6,497,500
                                                                                         --------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
=======================================================================================================
 Principal
   Amount                                                             Credit Rating
   (000)                                                              (Moody's/S&P)           Value*
=======================================================================================================
              HEALTHCARE-SERVICES--0.2%
     2,500    Matria Healthcare, Inc., 4.875%, 5/1/24                      NR/B-         $    4,271,875
                                                                                         --------------

              LODGING--0.4%
     7,700    Hilton Hotels Corp., 3.375%, 4/15/23                       Baa3/BBB-            8,787,625
                                                                                         --------------

              MEDIA--0.4%
     9,000    EchoStar Communications Corp., 5.75%, 5/15/08 GDR            B2/B               8,831,250
                                                                                         --------------

              MINING--0.4%
     6,775    Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11         NR/B+              8,629,656
                                                                                         --------------

              MISCELLANEOUS MANUFACTURING--0.4%
     6,000    Tyco International Group SA, 3.125%, 1/15/23               Baa3/BBB             8,835,000
                                                                                         --------------

              OIL & GAS--0.8%
     8,475    Devon Energy Corp., 4.95%, 8/15/08                         Baa2/BBB             9,015,281
     4,400    St. Mary Land & Exploration Co., 6.25%, 3/15/22 (c)          NR/NR              7,898,000
                                                                                         --------------
                                                                                             16,913,281
                                                                                         --------------
              OIL & GAS SERVICES--0.1%
     1,000    Schlumberger Ltd., 1.50%, 6/1/23                             A1/A+              1,087,500
                                                                                         --------------

              PHARMACEUTICALS--0.7%
     6,000    Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07                NR/NR              6,375,000
     9,000    Sepracor, Inc., 5.00%, 2/15/07                              NR/CCC+             9,090,000
                                                                                         --------------
                                                                                             15,465,000
                                                                                         --------------
              RETAIL--0.7%
     5,650    Guitar Center, Inc., 4.00%, 7/15/13                         B1/BB-              8,404,375
     7,000    Sonic Automotive, Inc., 5.25%, 5/7/09                        B3/B               6,912,459
                                                                                         --------------
                                                                                             15,316,834
                                                                                         --------------
              SEMI-CONDUCTORS--0.8%
     9,500    Advanced Micro Devices, Inc., 4.75%, 2/1/22 GDR (c)          B3/B-              8,918,123
     9,850    Amkor Technology, Inc., 5.75%, 6/1/06 GDR                  Caa1/CCC             8,790,302
                                                                                         --------------
                                                                                             17,708,425
                                                                                         --------------
              TELECOMMUNICATIONS--2.6%
     9,000    American Tower Corp., 5.00%, 2/15/10                        B3/CCC              8,921,250
     8,500    CenturyTel, Inc., 4.75%, 8/1/32                            Baa2/BBB+            8,850,625
     6,000    Harris Corp., 3.50%, 8/15/22 GDR                           Baa2/BBB             8,010,000
    10,000    Nextel Communications, Inc., 5.25%, 1/15/10                 Ba3/BB              9,949,991
     4,325    NII Holdings, Inc., 3.50%, 9/15/33                           NR/NR              8,525,656
     9,500    Nortel Networks Corp., 4.25%, 9/1/08 GDR                     B3/B-              8,632,823
     5,000    Primus Telecommunications Group, Inc., 8.00%, 1/15/14 GDR   B3/CCC              2,949,797
                                                                                         --------------
                                                                                             55,840,142
                                                                                         --------------
              TRANSPORTATION--0.4%
     5,450    Yellow Roadway Corp., 5.00%, 8/8/23                        Ba1/BBB-             8,536,063
                                                                                         --------------

              TRUCKING & LEASING--0.4%
     7,950    GATX Corp., 7.50%, 2/1/07 GDR                              Baa3/BBB-            9,231,938
                                                                                         --------------
              Total Convertible Bonds & Notes (cost-$290,604,741)                           263,506,816
                                                                                         --------------
-------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFFERED STOCK--9.3%
-------------------------------------------------------------------------------------------------------
    Shares
    (000)
--------------
              AUTO MANUFACTURERS--0.8%
       191    Ford Motor Co. Capital Trust II, 6.50%, 1/15/32             Baa2/B+             7,439,450
       460    General Motors Corp., 6.25%, 7/15/33, Ser. C                Baa3/BB             8,666,400
                                                                                         --------------
                                                                                             16,105,850
                                                                                         --------------
              CHEMICALS--0.3%
       150    Huntsman Corp., 5.00%, 2/16/08                               NR/NR              7,011,836
                                                                                         --------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
=======================================================================================================
  Shares                                                              Credit Rating
   (000)                                                              (Moody's/S&P)           Value*
=======================================================================================================
              COAL--0.5%
        88    Arch Coal, Inc., 5.00%, 12/31/49                             B3/B          $    9,707,500
                                                                                         --------------

              COMMERCIAL SERVICES--0.3%
       180    United Rentals Trust I, 6.50%, 8/1/28                        B3/B               7,492,500
                                                                                         --------------

              DIVERSIFIED FINANCIAL SERVICES--0.4%
       175    Capital One Financial Corp., 6.25%, 5/17/05                Baa3/BBB-            8,771,000
                                                                                         --------------

              ELECTRIC--1.3%
       201    AES Trust III, 6.75%, 10/15/29                              B3/CCC+             8,827,005
       150    FPL Group, Inc., 8.00%, 2/16/06                              NR/A-              9,358,500
       125    Public Service Enterprise Group, Inc., 10.25%, 11/16/05    Baa3/BBB-            9,250,000
                                                                                         --------------
                                                                                             27,435,505
                                                                                         --------------
              FOOD--0.4%
       413    Albertson's, Inc., 7.25%, 5/16/07                          Baa2/BBB             8,869,418
                                                                                         --------------

              GAS--0.4%
       259    Oneok, Inc., 8.50%, 2/16/06                                Baa1/BBB+            9,101,785
                                                                                         --------------

              HOLDING COMPANIES-DIVERSIFIED --0.4%
       110    Williams Cos., Inc., 5.50%, 6/1/33                           NR/B-              9,322,500
                                                                                         --------------

              INSURANCE--1.7%
       270    Genworth Financial, Inc., 6.00%, 5/16/07                     A2/A               8,653,500
       332    Platinum Underwriters Holdings Ltd., 7.00%, 11/16/05         NR/NR              9,545,000
       410    PMI Group Inc., 5.875%, 11/15/06                             A1/A               9,143,000
       415    XL Capital Ltd., 6.50%, 5/15/07                              A2/A               9,524,250
                                                                                         --------------
                                                                                             36,865,750
                                                                                         --------------
              IRON/STEEL--0.3%
        46    U. S. Steel Corp. 7.00%, 6/15/06, Ser. B                     NR/B               6,301,750
                                                                                         --------------

              OFFICE/BUSINESS EQUIPMENT --0.4%
        76    Xerox Corp., 6.25%, 7/1/06                                   B1/B-              8,831,840
                                                                                         --------------

              OIL & GAS--0.8%
       113    Amerada Hess Corp., 7.00%, 12/1/06                          Ba3/BB              9,214,689
        69    Chesapeake Energy Corp., 5.00%, 12/31/49                     B3/B-              9,005,988
                                                                                         --------------
                                                                                             18,220,677
                                                                                         --------------
              PHARMACEUTICALS--0.5%
       190    Schering-Plough Corp., 6.00%, 9/14/07                      Baa3/BBB            10,402,500
                                                                                         --------------

              SAVINGS & LOANS--0.5%
       190    Washington Mutual Capital Trust I, 5.375%, 5/1/41          Baa1/BBB             9,959,040
                                                                                         --------------

              TELECOMMUNICATIONS--0.3%
         9    Corning, Inc., 7.00%, 8/16/05, Ser. C                       B1/BB+              6,030,000
                                                                                         --------------
              Total Convertible Preferred Stock (cost-$216,502,364)                         200,429,451
                                                                                         --------------

-------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS--5.0%
-------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)
--------------
              TIME DEPOSITS--3.3%
$   13,884    HSBC Bank USA, 2.36%, due 5/2/2005                                             13,884,067
    29,679    Rabobank, 2.36%, due 5/2/2005                                                  29,679,054
    27,877    Wachovia Bank, 2.36%, due 5/2/2005                                             27,877,310
                                                                                         --------------
              Total Time Deposits (cost-$71,440,431)                                         71,440,431
                                                                                         --------------

              U.S. GOVERNMENT SECURITIES--1.7%
    35,000    United States Treasury Notes, 10.75%, 8/15/05
                (cost-$35,815,027)                                        Aaa/AAA            35,787,535
                                                                                         --------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
=======================================================================================================
 Principal
   Amount
   (000)                                                                                      Value*
=======================================================================================================

              Total  Short-Term Investments (cost-$107,255,458)                          $  107,227,966
                                                                                         --------------
              TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN                             --------------
                (cost-$2,247,699,623)--100.3%                                             2,159,879,240
                                                                                         --------------

-------------------------------------------------------------------------------------------------------
              CALL OPTIONS WRITTEN (d)--(0.7)%
-------------------------------------------------------------------------------------------------------
  Contracts
--------------
              American Stock Exchange Oil Index,
      (800)     strike price $860, expires 5/21/05                                             (272,000)
      (400)     strike price $870, expires 5/21/05                                              (80,000)
      (375)     strike price $890, expires 5/21/05                                              (37,500)
      (300)     strike price $910, expires 5/21/05                                              (33,000)
      (300)     strike price $900, expires 5/21/05                                              (30,000)
      (100)     strike price $880, expires 5/21/05                                              (11,000)
      (100)     strike price $870, expires 6/18/05                                              (67,000)
              American Stock Exchange Morgan Stanley Cyclical Index,
      (800)     strike price $790, expires 5/21/05                                              (32,000)
      (500)     strike price $800, expires 5/21/05                                              (20,000)
      (200)     strike price $770, expires 6/18/05                                              (12,000)
              American Stock Exchange Pharmaceutical Index,
    (2,300)     strike price $325, expires 5/21/05                                           (1,817,000)
      (800)     strike price $322, expires 6/3/05                                              (868,000)
      (700)     strike price $320, expires 5/21/05                                             (833,000)
      (500)     strike price $330, expires 5/21/05                                             (240,000)
      (300)     strike price $320, expires 6/18/05                                             (402,000)
      (300)     strike price $330, expires 6/18/05                                             (195,000)
      (200)     strike price $315, expires 6/18/05                                             (348,000)
      (200)     strike price $335, expires 7/16/05                                             (134,000)
              Ishares DJ U.S. Real Estate Index,
    (3,000)     strike price $118, expires 6/18/05                                             (825,000)
    (1,000)     strike price $114, expires 5/21/05                                             (465,000)
    (1,000)     strike price $117, expires 6/18/05                                             (332,500)
              Morgan Stanley Cyclical Index,
      (200)     strike price $780, expires 6/3/05                                                (1,000)
              Nasdaq 100 Stock Index,
      (100)     strike price $1550, expires 5/21/05                                              (4,500)
       (75)     strike price $1465, expires 6/24/05                                            (180,000)
              Philadelphia Stock Exchange KBW Bank Sector Index,
    (5,500)     strike price $102.50, expires 5/21/05                                           (41,250)
    (4,000)     strike price $100, expires 5/21/05                                             (130,000)
    (3,000)     strike price $100, expires 6/3/05                                              (195,000)
    (3,000)     strike price $99.75, expires 6/3/05                                            (195,000)
    (2,000)     strike price $97.50, expires 6/18/05                                           (385,000)
    (1,000)     strike price $100, expires 6/18/05                                              (87,500)
              Philadelphia Stock Exchange Utility Index,
    (1,600)     strike price $400, expires 5/21/05                                           (1,400,000)
    (1,400)     strike price $395, expires 5/21/05                                           (1,750,000)
    (1,000)     strike price $398, expires 6/3/05                                            (1,210,000)
      (500)     strike price $400, expires 5/27/05                                             (480,000)
      (500)     strike price $395, expires 6/18/05                                             (755,000)
      (300)     strike price $400, expires 6/18/05                                             (351,000)
              Standard & Poors 500 Index,
    (1,400)     strike price $1225, expires 5/21/05                                             (38,500)
      (700)     strike price $1205, expires 6/10/05                                            (290,500)
      (500)     strike price $1205, expires 6/3/05                                             (142,500)
      (500)     strike price $1250, expires 5/21/05                                              (5,000)
      (400)     strike price $1195, expires 6/18/05                                            (300,000)
      (300)     strike price $1225, expires 5/27/05                                             (18,000)
      (200)     strike price $1200, expires 6/18/05                                            (124,000)
      (200)     strike price $1235, expires 5/21/05                                              (3,500)
              Telecommunication Basket Index,
    (6,000)     strike price $101, expires 6/30/05                                             (657,000)

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
=======================================================================================================

                                                                                             Value*
=======================================================================================================
              Total Call Options Written (premiums received--$26,245,069)                   (15,798,250)
                                                                                         --------------

              TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
                  (cost-$2,221,454,554)--99.6%                                            2,144,080,990

              Other assets less liabilities--0.4%                                             9,027,112
                                                                                         --------------
              NET ASSETS--100.0%                                                         $2,153,108,012
                                                                                         ==============

================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options are valued at the settlement price determined by the relevant exchange Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.


(a) 144A security--Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(b)  Private placement security.

(c) Variable rate security. Interest rate disclosed reflects the rate in effect on April 30, 2005.

(d)  Non-income producing.

GLOSSARY:
ADR--American Depositary Receipt
GDR--Global Depositary Receipt
NR--Not Rated

ITEM 2. CONTROLS AND PROCEDURES

a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 28, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 28, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 28, 2005